THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON GROWTH FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED FEBRUARY 12, 2013, TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE FOLLOWING PARAGRAPH UNDER THE SECTION TITLED, “OTHER QUANTITY DISCOUNTS, REDUCTIONS AND WAIVERS” IN THE HUNTINGTON FUND’S PROSPECTUS ON PAGE 209 WITH THE FOLLOWING:

No sales charges will apply to purchases of Class A Shares made:

•

Through an investment professional that does not accept a sales commission from the Distributor. Financial intermediaries that do not accept sales commissions must enter into specific load waived Class A agreements in order to be eligible for Class A shares at NAV.

•	Through the automatic reinvestment of dividends and capital gains distributions

•	By current and former/retired Trustees and officers of the Trust, their spouses and immediate family members

•

By current officers, directors and employees of HBI or its subsidiaries, their spouses and immediate family members and by current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements (“Current Employees”)

•	By retired officers and employees of HBI or its subsidiaries and their spouses

•	By participants in certain financial services programs offered by HBI subsidiaries

•	By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor

•	By investors who have sold an equal or greater amount of Shares of an Equity, Income or Asset Allocation Fund within the last 60 days (not available more than once)

SUPPLEMENT DATED FEBRUARY 12, 2013 TO THE HUNTINGTON FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012, AS AMENDED JUNE 14, 2012, (CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION TITLED, “MONEY MARKET MUTUAL FUNDS” ON PAGE 27 WITH THE FOLLOWING:

Money Market Mutual Funds

Except under limited circumstances or pursuant to exemptive relief from the SEC, a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other funds, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds, Income Funds and Asset Allocation Funds may invest up to 25% of their respective total assets in any Huntington Money Market Fund subject to Subchapter M as described under the “Taxes” section found on page 97 below.

SUPPLEMENT DATED FEBRUARY 12, 2013 TO THE HUNTINGTON FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012, AS AMENDED JUNE 14, 2012, (CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION TITLED, “SECURITIES LENDING” ON PAGE 33 WITH THE FOLLOWING:

Securities Lending

In order to generate additional income, each Fund may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 102% for US securities and 105% for Non-US securities of the market value of the preceding business day of the securities on loan for the Fund. A Fund may lend up to 33 1/3% of its total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily. Although the loan is fully collateralized, if the borrower defaults, a Fund could lose money.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

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